Restricted cash, time deposit and investment (Tables)	12 Months Ended
Dec. 31, 2021
Restricted cash, time deposit and investment
Schedule of restricted cash, time deposit and investment

	As of
	December 31,
	2020	2021
	RMB	RMB
Current:
Restricted cash	141,952	—
Restricted time deposits	239,873	234,601
Restricted wealth management products	9,600	—
Total	391,425	234,601

Non-current:
Restricted cash	7,254	8,973
Restricted time deposits	27,327	28,293
Total	34,581	37,266